PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
PROPERTY AND EQUIPMENT
Schedule of property and equipment
	March 31, 2022	September 30, 2021
Property and equipment	$230,900	$230,900
Accumulated depreciation	(84,102)	(60,295)
Property and equipment, Net	$146,798	$170,605

	September 30, 2021	September 30, 2020
Property and equipment	$230,900	$162,487
Accumulated depreciation	(60,295)	(19,429)
Property and equipment, Net	$170,605	$143,058